DERIVATIVE LIABILITIES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Schedule of Fair Value of Derivative Liabilties, Original Loan Date [Table Text Block]
	December 31,	New	March 31,
	2014	Issuances	2015

Shares of common stock issuable upon exercise of debt	23,193,987	13,615,794	34,984,114
Estimated market value of common stock on measurement date	$0.17	$0.02-0.0261	$0.0196
Exercise price	$0.00766 - 0.1	$0.009 - 0.03	$0.009 - 0.1
Risk free interest rate (1)	0.04% - 0.25%	0.25%	0.05% - 0.25%
Expected dividend yield (2)	0.00%	0.00%	0.00%
Expected volatility (3)	61.54% - 105%	119.11% - 125.57%	53.91% - 126.85%
Expected exercise term in years (4)	0.25 - 1.00	0.75	0.08 - 1.00

Schedule of Derivative Instruments [Table Text Block]
	RM - DC Tranche 1	MP	RM – DC Tranche 2
Shares of common stock issuable upon exercise of debt	6,086,956	4,642,214	6,086,956
Estimated market value of common stock on measurement date	$0.09-0.155	$0.05	$0.05
Exercise price	$0.10	$0.02262	$0.10
Risk free interest rate (1)	0.11%-0.03%	0.11%	0.21%
Expected dividend yield	0.00%	0.00%	0.00%
Expected volatility (2)	49.41%-219%	94.98%	102.85%
Expected exercise term in years	1.00- 0.25	1.00	1

Schedule of Debt [Table Text Block]
	RM – DC			RM – DC
	Tranche 1	MP		Tranche 2

Shares of common stock issuable upon exercise of debt	3,400,000		13,707,030		6,086,957
Estimated market value of common stock on measurement date	$	$		$
Exercise price	$0.1		$0.00766		$0.1
Risk free interest rate (1)	0.04%		0.12%		0.25%
Expected dividend yield	0.00%		0.00%		0.00%
Expected volatility (2)	61.54%		76.90%		105%
Expected exercise term in years	0.25		0.75		1.00

Schedule of Derivative Liabilites Related to Convertible Notes [Table Text Block]
Fair value of derivatives December 31, 2014	$1,256,159
New issuances	317,786
Conversion of derivative liabilities	(251,597)
Change in fair value of derivative liabilities	352,807
Fair value of derivative liabilities at March 31, 2015	$1,675,155

Fair value of derivatives related to RM-DC Notes	$1,305,676
Fair value of derivatives related to MP Note	196,408
Conversion of derivative liability	(153,050)
Change in fair value of derivative liability	(92,875)
Fair value of derivative liabilities at December 31, 2014	$1,256,159